Income Taxes (Reconciliation of the Statutory Tax Rates and Effective Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the statutory tax rates and the effective tax rates
Statutory rate	21.00%	21.00%
Valuation allowance	(26.00%)	(26.40%)
Nondeductible stock compensation	(0.30%)	0.10%
Other	5.30%	5.30%
Effective tax rate